Subsequent Events - Additional Information (Detail) - USD ($)			12 Months Ended
	Jan. 06, 2016	Oct. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 09, 2016	Oct. 29, 2015	Aug. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Cash paid for minority investment			$ 8,475,000	$ 34,140,000
Goodwill			1,207,255,000	1,105,023,000				$ 984,207,000
Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Price per share		$ 32.00
Enterprise value		$ 1,100,000,000
Goodwill		556,600,000
Property and equipment		32,000,000
Working capital		172,000,000
Other assets		300,000
Deferred revenue		39,800,000
Subscriber Relationships [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Purchase price of intangible assets		267,000,000
Developed Technology [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Purchase price of intangible assets		88,000,000
Trade-Names [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Purchase price of intangible assets		36,000,000
Senior Notes Due 2024 [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Senior Notes due		$ 350,000,000
Interest rate on senior notes		10.875%
Unaudited pro forma revenue			1,105,300,000	960,900,000
Unaudited pro forma net income (loss)			(113,000,000)	$ (135,000,000)
Term Loan Credit Facility [Member] | First Lien Term Loan Facility [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Revolving credit facility increase in borrowing amount		$ 735,000,000
Bank Revolving Loan [Member]
Subsequent Event [Line Items]
Revolving credit facility increase in borrowing amount			40,000,000
Revolving credit facility maximum borrowing amount			$ 125,000,000
Bank Revolving Loan [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Revolving credit facility maximum borrowing amount		$ 165,000,000				$ 125,000,000
WZ (UK) Ltd. [Member]
Subsequent Event [Line Items]
Ownership interest							49.00%
Subsequent Event [Member] | Senior Notes Due 2024 [Member] | Constant Contact, Inc. [Member]
Subsequent Event [Line Items]
Senior Notes due					$ 350,000,000
Interest rate on senior notes					10.875%
Subsequent Event [Member] | WZ (UK) Ltd. [Member]
Subsequent Event [Line Items]
Ownership interest	57.50%
Cash paid for minority investment	$ 2,100,000